Short-Term Investments	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
5.	SHORT-TERM INVESTMENTS

As of December 31, 2022 and 2021, the balance of short-term investments represented certain listed equity securities purchased through various open market transactions. The short-term investments are trading securities. They are initially recorded at cost, and subsequently measured at fair value with the changes in fair value recorded in other income, net in the consolidated statements of operations and comprehensive (loss) income. Loss from such short-term investment amounted to $240,489, $58,403 and $10,331 for the years ended December 31, 2022, 2021 and 2020, respectively.